Janus Henderson Global Allocation Fund - Conservative Expense Example - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Conservative - Class D	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	$ 970